Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes
The following table summarizes the U.S. and non-U.S. components of income (loss) from continuing operations before provision for income taxes:

	For the Year Ended December 31,
	2018	2017	2016
	(Dollars in thousands)
U.S.	$(68,032)	$(26,981)	$(44,971)
Non-U.S.	970,840	30,412	(71,450)
	$902,808	$3,431	$(116,421)

Schedule Of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	For the Year Ended December 31,
	2018	2017	2016

U.S income taxes:
Current	$787	$(1,066)	$(878)
Deferred	(52,145)	38	1,152
	(51,358)	(1,028)	274
Non-U.S. income taxes:
Current	85,252	5,924	5,389
Deferred	15,026	(15,677)	(13,215)
	100,278	(9,753)	(7,826)
Total income tax expense (benefit)	$48,920	$(10,781)	$(7,552)

Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to income before expense (benefit) for taxes as set forth in the following table:

	For the Year Ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Tax at statutory U.S. federal rate	$189,590	$1,201	$(40,747)
Impact of U.S. Tax Cut and Jobs Act - GILTI	93,739	—	—
Impact of the 2017 Tax Act - transition tax	—	39,628	—
Impact of the 2017 Tax Act - tax rate change	—	52,228	—
Impact of Tax Receivable Agreement	18,160	—	—
Valuation allowance, net	(93,125)	(89,269)	35,091
State taxes, net of federal tax benefit	1,529	3,437	(2,324)
U.S. tax impact of foreign earnings (net of foreign tax credits)	792	1,151	51
Investment in subsidiary impairment deduction	—	—	(10,114)
Establishment/resolution of uncertain tax positions	(345)	(840)	(513)
Adjustment for foreign income taxed at different rates	(95,822)	(2,359)	12,738
Foreign tax credits	(65,046)	(17,956)	(175)
Other	(552)	1,998	(1,559)
Provision (benefit) for income taxes	$48,920	$(10,781)	$(7,552)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(Dollars in thousands)
Deferred tax assets:
Postretirement and other employee benefits	$18,395	$19,392
Foreign tax credit and other carryforwards	111,325	175,229
Capitalized research and experimental costs	7,695	9,417
Environmental reserves	976	493
Inventory	14,251	7,933
Original issue discount	—	2,603
Long-term contract option amortization	1,144	1,204
Provision for rationalization charges	351	502
Other	4,270	1,536
Total gross deferred tax assets	158,407	218,309
Less: valuation allowance	(58,446)	(150,839)
Total deferred tax assets	99,961	67,470
Deferred tax liabilities:
Fixed assets	$59,521	$68,098
Debt discount amortization / Deferred financing fees	—	3,191
Inventory	7,751	5,128
Goodwill and acquired intangibles	3,668	—
Other	3,138	2,031
Total deferred tax liabilities	74,078	78,448
Net deferred tax asset (liability)	$25,883	$(10,978)

Schedule Of Valuation Allowance Activity

(Dollars in thousands)
Balance as of December 31, 2015	$165,539
Charged to income	78,469
Translation adjustment	583
Changes attributable to movement in underlying assets	250
Balance as of December 31, 2016	$244,841
Credited to income	(87,194)
Translation adjustment	207
Changes attributable to movement in underlying assets	(7,015)
Balance as of December 31, 2017	$150,839
Credited to income	(93,125)
Translation adjustment	(302)
Changes attributable to movement in underlying assets	1,034
Balance as of December 31, 2018	$58,446

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

(Dollars in thousands)

Balance as of December 31, 2016	$3,338
Additions for tax positions of prior years	114
Lapse of statutes of limitations	(989)
Foreign currency impact	29
Balance as of December 31, 2017	$2,492
Reductions for tax positions of prior years	(100)
Lapse of statutes of limitations	(373)
Settlements	(21)
Foreign currency impact	(8)
Balance as of December 31, 2018	$1,990